Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Satellites and equipment
Schedule of estimated useful lives of finite-lived intangible assets
Original useful life (Years)

Contract backlog	10
Customer relationships	4

Satellites in-orbit
Satellites and equipment
Schedule of estimated useful lives
	Original useful life (Years)	Remaining economic life at December 31, 2012 (Years)
Satellites in-orbit - are as follows:
Satmex 6	15	10.39
Satmex 5	15	0.76
Solidaridad 2	14.5	—

Equipment
Satellites and equipment
Schedule of estimated useful lives
Original useful life (Years)

Equipment:
Satellite equipment	15
Furniture and fixtures	10
Leasehold improvements	5
Teleport, equipment and antennas	10